Note 11 - Stock Options (Details Textual)	12 Months Ended
	Mar. 31, 2022 $ / shares	Mar. 31, 2021 $ / shares	Mar. 31, 2020 $ / shares
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	1,097,056	450,084	1,230,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share)	$ 3.55	$ 5.14	$ 1.38
Option life, share options granted	5	5
Options with an average exercise price of $3.55 per share [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	1,097,056
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share)	$ 3.55
Options with an average exercise price of $3.55 per share [member] | Officers and employees [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	812,706
Options with an average exercise price of $3.55 per share [member] | Consultant [Member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	20,000
Option life, share options granted	10
Options with an average exercise price of $3.55 per share, portion vesting after one year [member] | Officers and employees [member]
Statement Line Items [Line Items]
Percentage of options to vest	33.33%
Options with an average exercise price of $3.55 per share, portion vesting after one year [member] | Consultant [Member]
Statement Line Items [Line Items]
Percentage of options to vest	33.33%
Options with an average exercise price of $3.55 per share, portion vesting after two years [member] | Officers and employees [member]
Statement Line Items [Line Items]
Percentage of options to vest	33.33%
Options with an average exercise price of $3.55 per share, portion vesting after two years [member] | Consultant [Member]
Statement Line Items [Line Items]
Percentage of options to vest	33.33%
Options with an average exercise price of $3.55 per share, portion vesting after three years [member] | Officers and employees [member]
Statement Line Items [Line Items]
Percentage of options to vest	33.33%
Options with an average exercise price of $3.55 per share, portion vesting after three years [member] | Consultant [Member]
Statement Line Items [Line Items]
Percentage of options to vest	33.33%
Options with an average exercise price of $2.72 per share, portion vesting immediately [member] | Board of Directors [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	264,350
Percentage of options to vest	50.00%
Option life, share options granted	2.72
Options with an average exercise price of $2.72 per share, portion vesting after one year [member] | Board of Directors [member]
Statement Line Items [Line Items]
Percentage of options to vest	50.00%
Option life, share options granted	5
Options with an average exercise price of $5.14 per share [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement		450,084
Option life, share options granted		5.14
Options with an average exercise price of $5.14 per share [member] | Officers and employees [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement		212,464
Option life, share options granted		10
Options with an average exercise price of $5.14 per share [member] | Board of Directors [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement		62,620
Option life, share options granted		5
Options with an average exercise price of $5.14 per share [member] | Consultant one [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement		75,000
Option life, share options granted		10
Share options granted in share-based payment arrangement, vesting period, months		48
Options with an average exercise price of $5.14 per share [member] | Consultant two [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement		100,000
Option life, share options granted		5
Share options granted in share-based payment arrangement, vesting period, months		16
Options with an average exercise price of $5.14 per share, portion vesting after one year [member] | Officers and employees [member]
Statement Line Items [Line Items]
Percentage of options to vest	33.33%
Options with an average exercise price of $5.14 per share, portion vesting after one year [member] | Board of Directors [member]
Statement Line Items [Line Items]
Percentage of options to vest	50.00%
Options with an average exercise price of $5.14 per share, portion vesting after two years [member] | Officers and employees [member]
Statement Line Items [Line Items]
Percentage of options to vest		33.33%
Options with an average exercise price of $5.14 per share, portion vesting after three years [member] | Officers and employees [member]
Statement Line Items [Line Items]
Percentage of options to vest	33.33%
Options with an average exercise price of $5.14 per share, portion vesting immediately [member] | Board of Directors [member]
Statement Line Items [Line Items]
Percentage of options to vest		50.00%
Options with exercise price of 1.30 [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement			1,030,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share)			$ 1.30
First set of options with exercise price of 1.30 [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement			300,000
Option life, share options granted			5
First set of options with exercise price of 1.30, vesting immediately [member]
Statement Line Items [Line Items]
Percentage of options to vest			50.00%
First set of options with exercise price of 1.30, vesting in year one [member]
Statement Line Items [Line Items]
Percentage of options to vest			50.00%
Vesting period, options (Year)			1 year
Second set of options with exercise price of 1.30 [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement			730,000
Option life, share options granted			10
Second set of options with exercise price 1.30, vesting in year one [member]
Statement Line Items [Line Items]
Percentage of options to vest			50.00%
Vesting period, options (Year)			1 year
Second set of options with exercise price of 1.30, vesting in year two [member]
Statement Line Items [Line Items]
Percentage of options to vest			25.00%
Vesting period, options (Year)			2 years
Second set of options with exercise price of 1.30, vesting in year three [member]
Statement Line Items [Line Items]
Percentage of options to vest			25.00%
Vesting period, options (Year)			3 years
Options with an exercise price of 1.00 [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement			200,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share)			$ 1.38
First set of options with exercise price of 1.00 [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement			50,000
First set of options with exercise price of 1.00, vesting year one [member]
Statement Line Items [Line Items]
Percentage of options to vest			50.00%
Vesting period, options (Year)			1 year
First set of options with exercise price and 1.00, vesting year two [member]
Statement Line Items [Line Items]
Percentage of options to vest			25.00%
Vesting period, options (Year)			2 years
First set of options with exercise price of 1.00, vesting year three [member]
Statement Line Items [Line Items]
Percentage of options to vest			25.00%
Vesting period, options (Year)			3 years
Second set of options with exercise price of 1.00 [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement			150,000
Option life, share options granted			10
Second set of options with exercise price of 1.00, vesting September 1, 2019 [member]
Statement Line Items [Line Items]
Percentage of options to vest			50.00%
Second set of options with exercise price of 1.00, vesting December 1, 2019 [member]
Statement Line Items [Line Items]
Percentage of options to vest			50.00%